Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity

Note 11 – Equity

A.	Share capital

The Company’s share capital composed of 3,085,000 Ordinary Shares,  no par value.

During the year ended December 31, 2020, the Company issued an aggregate of 3,084,691 Ordinary Shares to its current shareholders as consideration for the loan conversion of $ 1.079 million due to such shareholders. The conversion of these loan payables to Ordinary Shares was recorded as paid in capital.

B.	Private Placement

On March 24, 2021, the Company entered into the March 2021 Share Purchase Agreement (“March 2021 SPA ”), pursuant to which the Company issued an aggregate of 489,812 Preferred Shares to the March 2021 Investors for aggregate gross proceeds of $1.5 million. The Preferred Shares have rights identical to those attached to the Ordinary Shares, except that the Preferred Shares have customary anti-dilution protection for a period of 18 months from March 24, 2021 in the event of certain issuances of Ordinary Shares, and are automatically convertible into Ordinary Shares in case that an IPO is consummated. Following the completion of the contemplated IPO, all Preferred Shares will automatically be converted into 489,812 Ordinary Shares. Pursuant to the March 2021 SPA, the Company has the right, until December 24, 2021, to require the March 2021 Investors to purchase up to an additional $0.5 million of Preferred Shares on the same terms as the March 2021 SPA. The Company made a decision not to raise any additional amount, as stated above.

Each of the March 2021 Investors also received one warrant to purchase one Ordinary Share for each Preferred Share issued to such investor. Such warrants are exercisable pursuant to the following terms: (i) if an IPO of the Ordinary Shares is consummated by the Company during a period of 15 months from the issuance date of the warrant, the warrants will be exercisable until March 24, 2026, at an exercise price of $6.1248 per Ordinary Share; or (ii) if no IPO of the Ordinary Shares is consummated by the Company during such 15 month period, the warrants will be exercisable until September 24, 2023, at an exercise price of $7.9888 per Ordinary Share.

The Preferred Shares qualify to be recognized within permeant equity. Therefore, the consideration in the amount of $274,294 was allocated to the warrants (see Note 12), and the rest of the consideration was allocated to the Preferred Shares within equity.

Issuance cost were allocated to profit or loss and equity based on the proportion of the allocated consideration described above.

C.	As part of the Placement Agent’s compensation under the Placement Agent Agreement with respect to the March 21 SPA the Company paid to the Placement Agent a fee equal to 5.0% of the gross proceeds received in the March 2021 Private Placement and issued to the Placement Agent warrants to purchase 24,491 Ordinary Shares, at an exercise price equal to the Private Placement price per Ordinary Share ($3.06) in the contemplated IPO, which warrants are exercisable until the earlier of the date of consummation of such IPO or March 24, 2026. The consideration paid to the Placement Agent in the total amount of $75,000 in cash and the value of the warrants issued in the total amount of $28,194 represent issuance costs and were allocated to profit or loss and equity based on the proportion of the allocated consideration described above.

On December 10, 2021, the Company and the Placement Agent entered into a Warrant Cancellation Agreement pursuant to which the Company agreed to cancel the warrants issued to the Placement Agent effective as of such date, and as a result, such warrants are no longer outstanding. No portion of the warrant had been exercised prior to such cancellation

D.	On August 25, 2021, the Company’s general meeting of shareholders approved a reverse stock split of the Ordinary Shares and the Preferred Shares, at a ratio of 4:1 (four-to-one), so that holders of Ordinary Shares and Preferred Shares will receive one Ordinary Share and one Preferred Share, respectively, for every four Ordinary Shares and Preferred Shares held as of such date rounded to the nearest number (with 0.5 share rounded up), and to adopt an amendment to the Company’s Articles of Association to effectuate such reverse stock split.